UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

 803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 28

Date of reporting period: November 30, 2011

 Item 1. Schedule of Investments.

Thesis Flexible Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 83.7%
	Consumer Discretionary – 49.5%
15,900	Barnes & Noble, Inc.[1]	$277,296
1,000	Chico’s FAS, Inc.	10,400
109,915	dELiA*s, Inc.*	137,394
6,000	GameStop Corp. - Cl. A*	138,720
2,300	J.C. Penney Co., Inc.	73,692
317,900	LECG Corp.*	1,748
5,500	Liberty Interactive Corp.- Cl. A*	89,430
17,500	Midas, Inc.*	148,050
15,500	Pandora A/S	160,488
7,000	PEP Boys-Manny Moe & Jack[1]	79,520
16,295	Promotora de Informaciones S.A. - Cl. A - ADR*	76,587
28,600	Promotora de Informaciones S.A. - Cl. B - ADR	151,294
5,600	West Marine, Inc.*	54,656
2,000	Williams-Sonoma, Inc.	75,540
		1,474,815
	Financials – 10.2%
1,600	CIT Group, Inc.*	54,176
3,200	Howard Hughes Corp.*	147,808
6,500	KKR Financial Holdings LLC	54,990
2,000	Nelnet, Inc. - Cl. A	45,820
		302,794
	Health Care – 2.2%
35,500	Nabi Biopharmaceuticals*	64,255

	Industrials – 6.1%
5,300	Costamare, Inc.	62,328
61,491	Global Ship Lease, Inc.- Cl. A*	119,907
		182,235
	Information Technology – 8.2%
1,900	Adobe Systems, Inc.*	52,098
4,200	eBay, Inc.*	124,278
4,900	Take-Two Interactive Software, Inc.*	68,355
		244,731
	Telecommunication Services – 7.5%
2,000	CoSine Communications, Inc.*	3,850
18,000	Primus Telecommunications Group, Inc.*	219,960
		223,810
	Total Common Stocks
	(Cost $2,358,922)	2,492,640

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Thesis Flexible Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011 (Unaudited)

Number of Contracts		Value
	Call Options – 7.3%
9	Apple, Inc.
	Exercise Price: $380, Expiration Date: January 18, 2014*	$77,805
168	Best Buy Co.,
	Inc. Exercise Price: $30, Expiration Date: January 19, 2013*	52,416
94	Lowe’s Cos.,
	Inc. Exercise Price: $23, Expiration Date: January 19, 2013*	36,660
20	Midas, Inc.
	Exercise Price: $8, Expiration Date: March 17, 2012*	3,000
114	PepsiCo, Inc.
	Exercise Price: $65, Expiration Date: January 19, 2013*	49,020
	Total Call Options
	(Cost $216,410)	218,901

	Put Options – 0.5%
107	iShares Russell 2000 Index Fund
	Exercise Price: $65, Expiration Date: January 21, 2012*	14,124
	Total Put Options
	(Cost $32,886)	14,124

	Warrants – 4.0%
83,800	Iridium Communications, Inc.
	Exercise Price: $7, Expiration Date: February 14, 2013*	118,158
	Total Warrants
	(Cost $169,390)	118,158

Principal Amount		Value
	Short-Term Investments – 4.9%
$144,798	UMB Money Market Fiduciary, 0.01%[2]	144,798
	Total Short-Term Investments
	(Cost $144,798)	144,798

	Total Investments – 100.4%
	(Cost $2,922,406)	2,988,621
	Liabilities in Excess of Other Assets – (0.4)%	(11,129)
	Total Net Assets – 100.0%	$2,977,492

Number of Shares		Value
	Securities Sold Short – (19.0)%
	Common Stocks – (19.0)%
	Consumer Discretionary – (14.3)%
(4,700)	Drew Industries, Inc.	(101,990)
(5,500)	Motorcar Parts of America, Inc.*	(40,865)
(100)	priceline.com, Inc.*	(48,589)

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Thesis Flexible Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
(10,981)	Syms Corp.*	$(103,002)
(4,700)	Thor Industries, Inc.	(113,740)
(2,512)	Winnebago Industries, Inc.*	(16,177)
		(424,363)

	Consumer Staples – (1.2)%
(700)	Green Mountain Coffee Roasters, Inc.*	(36,701)

	Financials – (1.0)%
(4,000)	Banco Santander SA - ADR	(29,920)

	Information Technology – (1.2)%
(600)	Accenture PLC - Cl. A	(34,758)

	Materials – (1.3)%
(2,000)	Owens-Illinois, Inc.*	(39,060)
	Total Common Stocks
	(Proceeds $537,160)	(564,802)
	Total Securities Sold Short
	(Proceeds $537,160)	$(564,802)

ADR – American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

* Non-income producing security.

1 All or a portion of this security is held as collateral for securities sold short. The aggregate value of segregated securities is $1,245,486.

2 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

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Thesis Flexible Fund

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2011 (Unaudited)

Note 1 – Organization

Thesis Flexible Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund commenced investment operations on March 1, 2010.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

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Thesis Flexible Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2011 (Unaudited)

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Note 3 – Federal Income Tax Information:

At November 30, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$3,223,882

Proceeds from securities sold short	$(509,517)

Gross unrealized appreciation	$209,413
Gross unrealized depreciation	(499,959)

Net unrealized depreciation on investments and securities sold short	$(290,546)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Thesis Flexible Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2011 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investment, at value

Common Stocks1	$2,492,640	$—	$—	$2,492,640
Call Options	218,901	—	—	218,901
Put Options	14,124	—	—	14,124
Warrants	118,158	—	—	118,158
Short-Term Investments	144,798	—	—	144,798
Total Assets	$2,988,621	$—	$—	$2,988,621

Liabilities Table
Securities Sold Short Common Stocks1	$564,802	$—	$—	$564,802
Total Liabilities	$564,802	$—	$—	$564,802

1All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. The fund did not hold any Level 2 or 3 securities during the period and there were no transfers between levels as of the beginning and ending of the period.

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Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Thesis Flexible Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	1/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	1/30/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	1/30/12

* Print the name and title of each signing officer under his or her signature.

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